CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (14,651)	$ (9,547)
Gain on sale of mortgage servicing rights	(100)
Change in fair value of mortgage servicing rights	(55)	(1)
Gain on sale of mortgage loans	(18,607)	(34,304)
Change in fair value of mortgage loans held-for-sale	7,482	597
Change in fair value of derivatives lending, net	2,558	3,095
Change in provision for repurchases	2,433	(212)
Origination of mortgage loans held-for-sale	(610,189)	(1,461,444)
Sale and principal reduction on mortgage loans held-for-sale	892,710	1,506,802
Gain from trust REO		(1,559)
Change in fair value of net trust assets, excluding trust REO	(9,248)	5,373
Change in fair value of long-term debt	(3,622)	(2,442)
Accretion of interest income and expense	6,288	28,221
Stock-based compensation	397	442
ROU asset impairment	123
Loss on disposal of premises and equipment		102
Net change in other assets	4,569	77
Net change in other liabilities	(7,209)	(5,126)
Net cash provided by (used in) operating activities	252,879	30,074
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in securitized mortgage collateral	72,889	308,189
Proceeds from transfer of trust assets and liabilities	37,500
Investment in corporate-owned life insurance	108	(224)
Purchase of premises and equipment	(893)	(23)
Proceeds from the sale of trust REO		4,421
Net cash provided by investing activities	109,604	312,363
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of warehouse borrowings	(833,320)	(1,436,116)
Borrowings under warehouse agreements	585,576	1,432,348
Repayment of securitized mortgage borrowings	(78,818)	(342,581)
Repayment of convertible notes	(5,000)
Net change in liabilities related to corporate-owned life insurance	234	225
Issuance of restricted stock	2	1
Net cash used in financing activities	(331,326)	(346,123)
Net change in cash, cash equivalents and restricted cash	31,157	(3,686)
Cash, cash equivalents and restricted cash at end of period	66,369	56,066
NON-CASH TRANSACTIONS
Transfer of securitized mortgage collateral to trust REO	467	3,940
Transfer and deconsolidation of trust assets	1,543,608
Transfer and deconsolidation of trust liabilities	(1,543,608)
Mortgage servicing rights retained from issuance of mortgage backed securities and loan sales	$ 46	$ 213